UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		"WASHINGTON, D.C. 20549"

		FORM 13F
          FORM 13F COVER PAGE
"Report for the Calendar Year or Quarter Ended: September 30, 2009"
Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
"               Menlo Park, CA 94025"

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
"Signature, Place, and Date of Signing:"

"    Kent R. Seymour    Menlo Park, CA     October 14, 2009"

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      35

"Form 13F Information Table Value Total:      $113,683"


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                          FORM 13F INFORMATION TABLE
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ABBOTT LABORATORIES             COM                 002824100  4607      93130    SH       SOLE                  0      093130
ACCURAY INC.                    COM                 004397105  618       95000    SH       SOLE                  0      095000
APPLE, INC.                     COM                 037833100  2900      15648    SH       SOLE                  0      015648
BERKSHIRE HATHAWAY CL B         CL B                084670207  4988      1501     SH       SOLE                  0      01501
CISCO SYSTEMS, INC.             COM                 17275r102  272       11575    SH       SOLE                  0      011575
CREDIT SUISSE ASSET MGMT        SPONSORED ADR       225401108  62        19100    SH       SOLE                  0      019100
EMC CORPORATION MASS            COM                 268648102  4483      263105   SH       SOLE                  0      0263105
EMPIRE DISTRICT ELEC CO         COM                 291641108  3235      178810   SH       SOLE                  0      0178810
FAIRFAX FINANCIAL HLDGS         SUB VTG             303901102  8648      23328    SH       SOLE                  0      023328
FOREST LABORATORIES INC         COM                 345838106  4529      153845   SH       SOLE                  0      0153845
GENERAL DYNAMICS CORP.          COM                 369550108  4183      64755    SH       SOLE                  0      064755
HARRIS CORP                     COM                 413875105  3331      88590    SH       SOLE                  0      088590
HARRIS STRATEX NETWORKS         CL A                41457p106  77        11000    SH       SOLE                  0      011000
ISHARES BARCLAYS INT CR         BARCLYS INTER CR    464288638  706       6820     SH       SOLE                  0      06820
ISHARES LEHMAN BCLYS TIPS       BARCLYS TIPS BD     464287176  5895      57295    SH       SOLE                  0      057295
ISHARES MSCI CDA IDX MKT        MSCI CDA INDEX      464286509  4623      181445   SH       SOLE                  0      0181445
ISHARES MSCI EMER MKT IDX       MSCI EMERG MKT      464287234  4505      115786   SH       SOLE                  0      0115786
ISHARES MSCI PAC EX JPN         MSCI PAC J IDX      464286665  4820      118915   SH       SOLE                  0      0118915
ISHARES SILVER TRUST ETF        ISHARES             46428q109  3293      201065   SH       SOLE                  0      0201065
LHC GROUP INC                   COM                 50187a107  382       12777    SH       SOLE                  0      012777
MKT VECTORS ETF GLD MINER       GOLD MINER ETF      57060u100  5157      113860   SH       SOLE                  0      0113860
MCDERMOTT INTL                  COM                 580037109  5634      222955   SH       SOLE                  0      0222955
MEMC ELECTRONIC MATERIAL        COM                 552715104  1130      67930    SH       SOLE                  0      067930
MICROSOFT CORPORATION           COM                 594918104  4843      188301   SH       SOLE                  0      0188301
NOBLE CORP.                     NAMEN -AKT          h5833n103  4064      107070   SH       SOLE                  0      0107070
PHARMACEUTICAL PROD DEV         COM                 717124101  1044      47605    SH       SOLE                  0      047605
POWERSHARES DB AGRI-ETF         DB AGRICULT FD      73936b408  1532      60175    SH       SOLE                  0      060175
PWERSHARES DYN BIO & GEN        DYN BIOT & GEN      73935x856  2560      149785   SH       SOLE                  0      0149785
SPDR GOLD TRUST ETF             GOLD SHS            78463v107  4862      49186    SH       SOLE                  0      049186
S & P DEP RECT (SPDR)           UNIT SER 1          78462f103  229       2170     SH       SOLE                  0      02170
SUPERIOR ENERGY SERV INC        COM                 868157108  4981      221190   SH       SOLE                  0      0221190
TELECOMMN SYS INC CLASS A       CL A                87929j103  2817      336924   SH       SOLE                  0      0336924
TEMPLETON GLOBAL INC FD         COM                 880198106  3685      396205   SH       SOLE                  0      0396205
VERIZON COMMUNICATIONS          COM                 92343v104  4454      147150   SH       SOLE                  0      0147150
WISDOMTREE DREY CHIN YUAN       CHINESE YUAN ETF    97717w182  533       21000    SH       SOLE                  0      021000

